TCAP1 P-1
                         SUPPLEMENT DATED MARCH 11, 2002
                              TO THE PROSPECTUS OF
                     TEMPLETON CAPITAL ACCUMULATION PLANS I
                              DATED JANUARY 1, 2002

The prospectus is amended as follows:

I. The chart on page 6 under "How Do I Choose A Plan?" section is replaced with the following:

                 MONTHLY INVESTMENTS AND SALES CHARGES FOR THE PLANS

                                      SALES CHARGES
               ----------------------------------------------------------------


   MONTHLY                                                   % OF CHARGES  % OF CHARGES    MONTHLY
 INVESTMENT    TOTAL     INVESTMENT  INVESTMENT      TOTAL     TO TOTAL      TO NET      INVESTMENT
   AMOUNT    INVESTMENT  1 THRU 12   13 THRU 180*    CHARGE   INVESTMENT   INVESTMENT      AMOUNT
-----------------------------------------------------------------------------------------------------
  $  50.00  $   9,000.00  $ 25.00    $ 3.04        $  300.00     3.33%        3.45%       $  50.00
     75.00     13,500.00    37.50      4.55           450.00     3.33         3.45           75.00
    100.00     18,000.00    50.00      6.07           600.00     3.33         3.45          100.00
    125.00     22,500.00    62.50      7.58           750.00     3.33         3.45          125.00
    150.00     27,000.00    75.00      7.50           900.00     3.33         3.45          150.00
    166.66     29,998.80    83.33      8.15           999.96     3.33         3.45          166.66
    200.00     36,000.00   100.00      9.46         1,200.00     3.33         3.45          200.00
    250.00     45,000.00   125.00     11.42         1,500.00     3.33         3.45          250.00
    291.66     52,498.80   145.83      7.85         1,749.60     3.33         3.45          291.66
    300.00     54,000.00   150.00      6.96         1,800.00     3.33         3.45          300.00
    350.00     63,000.00   175.00      6.92         2,100.00     3.33         3.45          350.00
    400.00     72,000.00   200.00      6.62         2,400.00     3.33         3.45          400.00
    500.00     90,000.00   225.00      6.96         2,700.00     3.00         3.09          500.00
    750.00    135,000.00   300.00     10.31         3,600.00     2.67         2.74          750.00
  1,000.00    180,000.00   350.00     13.57         4,200.00     2.33         2.39        1,000.00
  1,500.00    270,000.00   375.00     19.82         4,500.00     1.67         1.69        1,500.00
  2,000.00    360,000.00   440.00     20.00         5,280.00     1.47         1.49        2,000.00
  3,000.00    540,000.00   450.00     28.92         5,400.00     1.00         1.01        3,000.00
  5,000.00    900,000.00   500.00     20.53         6,000.00     0.67         0.67        5,000.00
 10,000.00  1,800,000.00   750.00     26.78         9,000.00     0.50         0.50       10,000.00

 *NOTE: Effective June 1, 2001, with the exception of face amount increases to a Plan, sales charges are waived after the first 12 investments made under the Plan.

              Please keep this supplement for future reference.